Related party disclosures	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related party disclosures	Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions.
As of December 31, 2020, only BPI France Participation - Fonds Large Venture, a fund managed by Bpifrance owned 10% or more of the share capital of the Company. As of December 31, 2019, there were two investors who each beneficially own 10% or more of the share capital of the Company: BPI France Participation - Fonds Large Venture, and AWM Investment Co.
At the annual shareholders meeting on June 30, 2017, the shareholders approved the nomination of Mailys Ferrere to the board of directors. Mrs. Ferrere is employed by BPI France Participation - Fonds Large Venture. Bpifrance provided funding to two consortiums which include the Company in the context of long-term research projects (See Note 16.2 Research project financing) and in loans (See Note 20.3 Government loans). On April 2, 2020, the Company entered into a Shareholder Loan Agreement with Bpifrance Participations of $2.2 million which was converted into equity on May 15, 2020.
In April 2015, the Company completed the sale of a $12 million convertible note, in April 2016 the sale of a $6.0 million convertible note, in September 2018 the sale of a $4.5 million convertible note, in May 2019 the sale of a $3.0 million convertible note and in August 2019 the sale of a $5.0 million convertible note, all to an affiliate of Nokomis Capital, L.L.C., a beneficial owner of 9.9% of the share capital of the Company as of December 31, 2020. In 2017, the Company amended the terms of the notes issued in 2015 and 2016 and as part of the agreement, Wesley Cummins, a former (as of February 2020) representative of Nokomis Capital, L.L.C., became a board observer in November 2017, and on June 29, 2018, the shareholders approved Mr. Cummins' nomination to the board of directors. Since February 2020 and as of December 31, 2020, Nokomis no longer has representation on the board of directors.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 which has two options (See Note 14.1).
In December 2020, Nokomis converted the April 2016 and May 2019 notes (see Note 14.1 Convertible debt). As of December 31, 2020, the principal amount and accrued interest of the convertible notes held by an affiliate of Nokomis Capital, L.L.C amounts to $26.1 million.
No other transactions have been entered into with these or any other related parties in 2018, 2019 and 2020, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.
Compensation of key management personnel

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,348	$2,179	$2,441
Share-based payment expense for the year	1,397	1,106	1,307
Board members fees to non-executive members	199	210	210
Total compensation expense for key management personnel	$3,944	$3,495	$3,958
Key management personnel comprises the chief executive officer and all executive vice presidents reporting directly to him.
The employment agreement with the chief executive officer calls for the payment of a termination indemnity of an amount equal to eighteen months of his gross annual base remuneration and 150% of bonus in the event of his dismissal without cause by the Board of Directors of the Company, as well as vesting of the ordinary shares that would have been vested during the twelve months following the end of his term. In case the dismissal would occur during the three months before or the twelve months following a change of control, he would be entitled to all the unvested share awards at the date of dismissal.
For the year ended December 31, 2020, we estimate that approximately $16,000 of the amounts set aside or accrued to provide pension, retirement or similar benefits to our employees was attributable to our executive officers.
Directors’ interests in an employee share incentive plan
The Company granted warrants to certain members of the Board of Directors during the years ended December 31, 2018, 2019 and 2020:
- On June 29, 2018, the shareholders authorized the Board of Directors to grant to each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma and Slonimsky and Cummings warrants to purchase 30,000 ordinary shares. On July 2, 2018, the Board used this authorization to make such grants with an exercise price of $2.04 per ordinary share.
- On June 28, 2019, the shareholders authorized the Board of Directors to grant to each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma, Slonimsky and Cummings warrants to purchase 36,000 ordinary shares. On July 1, 2019, the Board used this authorization to make such grants with an exercise price of $0.89 per ordinary share.
- On June 26, 2020, the shareholders authorized the Board of Directors to grant to each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma, Slonimsky and Cummings warrants to purchase 36,000 ordinary shares. On June 29, 2020, the Board used this authorization to make such grants with an exercise price of $1.51 per ordinary share.
The board members were required to subscribe to the warrants at a price of €0.01 per warrant for the warrants granted in 2018 and at a price of €0.00002778 per warrant for the warrants granted in 2019 and 2020.
Share-based payment expense incurred in connection with these transactions amounted to $163,000 in the year ended December 31, 2020 (2019: $201,000; 2018: $234,000).